Basis of Preparation	6 Months Ended
Jun. 30, 2020
Basis of preparation [Abstract]
Basis of preparation

2. Basis of preparation

Statement of compliance

These condensed consolidated interim financial statements as of June 30, 2020 and for the six months ended June 30, 2020 have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting ("IAS 34") and should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2019.

These condensed consolidated interim financial statements include all adjustments that are necessary to fairly state the results of the interim period. The Group believes that the disclosures are adequate to make the information presented not misleading. Interim results are not necessarily indicative of results to be expected for the full year. Management does not consider the business to be seasonal or cyclical.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board, have been condensed or omitted as permitted by IAS 34. The condensed consolidated statement of financial position as of December 31, 2019 was derived from the audited consolidated financial statements.

The interim condensed consolidated financial statements were authorized for issuance by the Company's Audit Committee on September 17, 2020

Functional and reporting currency

These interim condensed consolidated financial statements are presented in Swiss Francs ("CHF"), which is the Company's functional currency ("functional currency") and the Group's reporting currency.

2019 Reverse Share Split

The Company effected the 2019 Reverse Share Split of its common shares at a ratio of 1-for-20. No fractional common shares were issued as fractional common shares were settled in cash. Impacted amounts and share information included in the condensed consolidated interim financial statements and notes thereto have been adjusted for the reverse share split as if such reverse share split occurred on the first day of the periods presented. Certain amounts in the notes to the condensed consolidated interim financial statements may be slightly different than previously reported due to rounding of fractional shares as a result of the reverse share split.

2020 Reduction of the nominal value

The annual general assembly of the shareholders held on June 4, 2020, agreed to reduce the nominal value of the Company's common share from CHF 0.40 to CHF 0.01. The reduction became effective from June 30, 2020.

Significant accounting policies

The accounting policies applied by the Group in these condensed consolidated interim financial statements are the same as those applied by the Group in its audited consolidated financial statements as of and for the year ended December 31, 2019 and have been applied consistently to all periods presented in these condensed consolidated interim financial statements, unless otherwise indicated.

New standards, amendments and interpretations adopted by the Group

Amendments to IFRS 3	Business Combinations
Amendments to IAS 1 and IAS 8	Presentation of Financial Statements and Accounting Policies, Changes In Accounting Estimates and Errors
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform
Amendment to IFRS 16	COVID-19-Related Rent Concessions

The application of these new standards, amendments to standards and interpretations does not have material impact on the financial statements of the Group.

Asset Purchase

On May 14, 2019, one of our subsidiaries entered into an agreement to purchase patents related to the use of betahistine for the treatment of depression and attention-deficit / hyperactivity disorder (ADHD).